INCOME TAX - Components of income tax provision (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Federal
Current	$ 0	$ 0
Deferred	0	(42,428)
State and Local
Current	0	0
Deferred	0	0
Change in valuation allowance	0	(42,428)
Income tax provision	$ 0	$ 0